Financial Assets and Liabilities - Summary of Carrying Amounts, by Maturity, of Financial Instruments that are Expected to Have Exposure on Interest Rate Risk (Detail) ₱ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 PHP (₱)	Dec. 31, 2021 PHP (₱)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	₱ 56,653	₱ 59,188
Total liabilities | ₱	474,664	461,012
Fair Value [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	767	7,591
Total liabilities | ₱	1,150	8,057
Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	71,078	73,809
Interest rate risk [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			$ 314	$ 414
Total liabilities	251,859		4,512	5,010
Interest rate risk [member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities		191		4
Interest rate risk [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	106,018	132,285	1,899	2,595
Interest rate risk [member] | Philippine Peso [Member] | Short-term Debt
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	10,000		179
Interest rate risk [member] | Debt Instruments at Amortized Cost [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		207		4
Interest rate risk [member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	596	400	11	8
Interest rate risk [member] | Cash In Bank | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,264	152	23	3
Interest rate risk [member] | Cash In Bank | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	6,863	5,068	123	99
Interest rate risk [member] | Temporary Cash Investments | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	7,092	2,676	127	53
Interest rate risk [member] | Temporary Cash Investments | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,586	10,615	28	208
Interest rate risk [member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	17,530	21,104		39
Interest rate risk [member] | Short Term Investments1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 129	1,986	2
Interest rate risk [member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱		₱ 255,414
Interest rate risk [member] | Less than 1 year [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			303	406
Total liabilities			523	150
Interest rate risk [member] | Less than 1 year [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities				$ 4
Interest rate		2.885%		2.885%
Interest rate risk [member] | Less than 1 year [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			319	$ 120
Interest rate risk [member] | Less than 1 year [Member] | Philippine Peso [Member] | Short-term Debt
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			$ 179
Interest rate risk [member] | Less than 1 year [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	3.95%	4.55%	3.95%	4.55%
Interest rate risk [member] | Less than 1 year [Member] | Philippine Peso [Member] | Bottom of range [member] | Short-term Debt
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	2.60%		2.60%
Interest rate risk [member] | Less than 1 year [Member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.00%	5.40%	4.00%	5.40%
Interest rate risk [member] | Less than 1 year [Member] | Philippine Peso [Member] | Top of range [member] | Short-term Debt
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	5.16%		5.16%
Interest rate risk [member] | Less than 1 year [Member] | Debt Instruments at Amortized Cost [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets				$ 4
Interest rate		2.00%
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			$ 23	3
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | U.S. Dollars [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.05%	0.05%
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | U.S. Dollars [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	1.00%	0.50%
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			123	99
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | Philippine Peso [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.05%	0.05%
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | Philippine Peso [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	1.50%	1.00%
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			127	53
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | U.S. Dollars [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	3.50%	0.05%
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | U.S. Dollars [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.75%	0.20%
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			28	208
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | Philippine Peso [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	2.80%	0.20%
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | Philippine Peso [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	5.00%	1.99%
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets				39
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1 | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		0.50%
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1 | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		1.99%
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			2
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1 | Philippine Peso [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.50%
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1 | Philippine Peso [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	2.00%
Interest rate risk [member] | 1-2 years [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			4
Total liabilities			270	631
Interest rate risk [member] | 1-2 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			$ 124	$ 519
Interest rate risk [member] | 1-2 years [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	3.95%	3.90%	3.95%	3.90%
Interest rate risk [member] | 1-2 years [Member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	5.156%	6.3457%	5.156%	6.3457%
Interest rate risk [member] | 1-2 years [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			$ 4
Interest rate risk [member] | 1-2 years [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	2.375%
Interest rate risk [member] | 1-2 years [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	2.90%
Interest rate risk [member] | 2-3 years [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			1	$ 2
Total liabilities			409	319
Interest rate risk [member] | 2-3 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			$ 340	$ 185
Interest rate risk [member] | 2-3 years [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.00%	4.00%	4.00%	4.00%
Interest rate risk [member] | 2-3 years [Member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	5.35%	6.3457%	5.35%	6.3457%
Interest rate risk [member] | 2-3 years [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			$ 1	$ 2
Interest rate	4.25%	2.375%
Interest rate risk [member] | 3-5 years [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			6
Total liabilities			745	736
Interest rate risk [member] | 3-5 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			$ 576	$ 649
Interest rate risk [member] | 3-5 years [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.00%	4.00%	4.00%	4.00%
Interest rate risk [member] | 3-5 years [Member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	5.35%	6.3457%	5.35%	6.3457%
Interest rate risk [member] | 3-5 years [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			$ 6
Interest rate risk [member] | 3-5 years [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.625%
Interest rate risk [member] | 3-5 years [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	6.25%
Interest rate risk [member] | Later than five years [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets				$ 6
Total liabilities			2,565	3,174
Interest rate risk [member] | Later than five years [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			$ 540	$ 1,122
Interest rate risk [member] | Later than five years [member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.00%	4.2588%	4.00%	4.2588%
Interest rate risk [member] | Later than five years [member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	5.20%	6.3457%	5.20%	6.3457%
Interest rate risk [member] | Later than five years [member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			$ 0	$ 6
Interest rate	6.50%	4.625%
Interest rate risk [member] | Floating Interest Rate [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities				202
Interest rate risk [member] | Floating Interest Rate [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities				1,609
Interest rate risk [member] | Floating Interest Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱		₱ 82,025
Interest rate risk [member] | Floating Interest Rate [Member] | Less than 1 year [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities				26
Borrowings, interest rate basis		0.7900%to 0.9500% over LIBOR
Interest rate risk [member] | Floating Interest Rate [Member] | 1-2 years [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities				53
Borrowings, interest rate basis		1.0500% over LIBOR
Interest rate risk [member] | Floating Interest Rate [Member] | 1-2 years [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities				59
Borrowings, interest rate basis		0.5000%to 0.9000% over PHP BVAL/0.2500% over TDF(floor rate 3.9000% to 4.5000%)
Interest rate risk [member] | Floating Interest Rate [Member] | 2-3 years [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities				39
Borrowings, interest rate basis		1.0500% over LIBOR
Interest rate risk [member] | Floating Interest Rate [Member] | 2-3 years [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities				95
Borrowings, interest rate basis		0.5000%to 0.9000% over PHP BVAL/0.2500% over TDF (floor rate 3.9000% to 4.5000%)
Interest rate risk [member] | Floating Interest Rate [Member] | 3-5 years [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities				28
Borrowings, interest rate basis		1.0500% over LIBOR
Interest rate risk [member] | Floating Interest Rate [Member] | 3-5 years [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities				59
Borrowings, interest rate basis		0.6000%to 0.9000% over PHP BVAL/ 0.2500% over TDF (floor rate 3.9000% to 4.5000%)
Interest rate risk [member] | Floating Interest Rate [Member] | Later than five years [member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities				56
Borrowings, interest rate basis		1.0500% over LIBOR
Interest rate risk [member] | Floating Interest Rate [Member] | Later than five years [member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities				1,396
Borrowings, interest rate basis		0.6000%to 0.9000% over PHP BVAL/0.2500% over TDF (floor rate 3.9000% to 4.5000%)
Interest rate risk [member] | Fair Value [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 17,507		313	414
Total liabilities	233,995		4,192	4,983
Interest rate risk [member] | Fair Value [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities		₱ 193		4
Interest rate risk [member] | Fair Value [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	97,327	131,039	1,744	2,571
Interest rate risk [member] | Fair Value [Member] | Philippine Peso [Member] | Short-term Debt
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	10,000		179
Interest rate risk [member] | Fair Value [Member] | Debt Instruments at Amortized Cost [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		207		4
Interest rate risk [member] | Fair Value [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	573	403	10	8
Interest rate risk [member] | Fair Value [Member] | Cash In Bank | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,264	152	23	3
Interest rate risk [member] | Fair Value [Member] | Cash In Bank | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	6,863	5,068	123	99
Interest rate risk [member] | Fair Value [Member] | Temporary Cash Investments | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	7,092	2,676	127	53
Interest rate risk [member] | Fair Value [Member] | Temporary Cash Investments | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,586	10,615	28	208
Interest rate risk [member] | Fair Value [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		21,107		39
Interest rate risk [member] | Fair Value [Member] | Short Term Investments1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	129	1,986	2
Interest rate risk [member] | Fair Value [Member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱		254,027
Interest rate risk [member] | Fair Value [Member] | Floating Interest Rate [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities				202
Interest rate risk [member] | Fair Value [Member] | Floating Interest Rate [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities		82,025		1,609
Interest rate risk [member] | U S Dollar Notes | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	₱ 33,489	₱ 30,584	600	600
Interest rate risk [member] | U S Dollar Notes | Later than five years [member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			$ 600	$ 600
Interest rate risk [member] | U S Dollar Notes | Later than five years [member] | U.S. Dollars [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	2.50%		2.50%
Interest rate risk [member] | U S Dollar Notes | Later than five years [member] | U.S. Dollars [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		2.50%		2.50%
Interest rate risk [member] | U S Dollar Notes | Later than five years [member] | U.S. Dollars [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	3.45%	3.45%	3.45%	3.45%
Interest rate risk [member] | U S Dollar Notes | Fair Value [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	₱ 24,316	₱ 30,441	$ 435	$ 597
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	9,042	10,329	162
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	₱ 93,310		1,672
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | Less than 1 year [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			25
Borrowings, interest rate basis	LIBOR + 1.0500%
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | 1-2 years [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			53
Borrowings, interest rate basis	LIBOR + 1.0500%
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | 1-2 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			93
Borrowings, interest rate basis	0.5000%to 1.0000% over PHP BVAL(floor rate 4.5000% to 4.6250%)
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | 2-3 years [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			14
Borrowings, interest rate basis	LIBOR + 1.0500%
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | 2-3 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			55
Borrowings, interest rate basis	0.6000%to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | 3-5 years [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			28
Borrowings, interest rate basis	LIBOR + 1.0500%
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | 3-5 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			141
Borrowings, interest rate basis	0.6000%to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | Later than five years [member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			42
Borrowings, interest rate basis	LIBOR + 1.0500%
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | Later than five years [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			1,383
Borrowings, interest rate basis	0.6000%to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)
Interest rate risk [member] | U S Dollar Debts | Fair Value [Member] | Floating Interest Rate [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱		10,329
Interest rate risk [member] | U S Dollar Debts | Fair Value [Member] | Floating Interest Rate [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	₱ 9,042		162
Interest rate risk [member] | U S Dollar Debts | Fair Value [Member] | Floating Interest Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	93,310		$ 1,672
Interest rate risk [member] | Debt Issuance Cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	2,279
Interest rate risk [member] | Debt Issuance Cost [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	919	1,056
Interest rate risk [member] | Debt Issuance Cost [Member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱		2,857
Interest rate risk [member] | Debt Issuance Cost [Member] | Floating Interest Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱		1,136
Interest rate risk [member] | Debt Issuance Cost [Member] | U S Dollar Notes | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	597	613
Interest rate risk [member] | Debt Issuance Cost [Member] | U S Dollar Debts | Floating Interest Rate [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	40	52
Interest rate risk [member] | Debt Issuance Cost [Member] | U S Dollar Debts | Floating Interest Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	723
Interest rate risk [member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	249,580
Interest rate risk [member] | Costs [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱		191
Interest rate risk [member] | Costs [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	105,099	131,229
Interest rate risk [member] | Costs [Member] | Philippine Peso [Member] | Short-term Debt
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	10,000
Interest rate risk [member] | Costs [Member] | Debt Instruments at Amortized Cost [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱		207
Interest rate risk [member] | Costs [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	596	400
Interest rate risk [member] | Costs [Member] | Cash In Bank | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	1,264	152
Interest rate risk [member] | Costs [Member] | Cash In Bank | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	6,863	5,068
Interest rate risk [member] | Costs [Member] | Temporary Cash Investments | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	7,092	2,676
Interest rate risk [member] | Costs [Member] | Temporary Cash Investments | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	1,586	10,615
Interest rate risk [member] | Costs [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	17,530	21,104
Interest rate risk [member] | Costs [Member] | Short Term Investments1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	129	1,986
Interest rate risk [member] | Costs [Member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱		252,557
Interest rate risk [member] | Costs [Member] | Floating Interest Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱		80,889
Interest rate risk [member] | Costs [Member] | U S Dollar Notes | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	32,892	29,971
Interest rate risk [member] | Costs [Member] | U S Dollar Debts | Floating Interest Rate [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	9,002	₱ 10,277
Interest rate risk [member] | Costs [Member] | U S Dollar Debts | Floating Interest Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	₱ 92,587